Audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Audit fees
Audit fees(1)	€ 808	€ 730	€ 648
Audit-related fees	165	159	143
Total	€ 973	€ 889	€ 791